PORTFOLIO OF INVESTMENTS
as of February 28, 2026 (Unaudited)
1
Voya Target
Retirement 2045 Fund
Shares RA Value
Percentage
of Net
Assets
EXCHANGE-TRADED FUNDS : 30.0%
123,024  iShares Core S&P Mid-
Cap ETF
$ 8,794,986
4.0
183,628  SPDR Portfolio High
Yield Bond ETF
4,351,984
2.0
551,840  Vanguard FTSE
Developed Markets
ETF
38,761,241
17.6
169,080  Vanguard FTSE
Emerging Markets ETF
9,823,548
4.4
76,131  Vanguard Long-Term
Treasury ETF
4,403,417
2.0
Total Exchange-Traded
Funds
(Cost $52,599,051)
66,135,176
30.0
MUTUAL FUNDS : 69.7%
Affiliated Investment Companies : 19.5%
1,587,509  Voya Intermediate
Bond Fund - Class R6
14,224,083
6.5
186,743  Voya MI Dynamic
Small Cap Fund
- Class R6
2,746,983
1.2
1,415,667  Voya Multi-Manager
International Equity
Fund - Class I
17,752,462
8.0
33,270  Voya Small Cap
Growth Fund - Class
R6
1,628,557
0.7
412,992  Voya VACS Series
EME Fund
6,748,295
3.1
43,100,380
19.5
Unaffiliated Investment Companies : 50.2%
462,747  Fidelity 500 Index
Fund
110,749,199
50.2
Total Mutual Funds
(Cost $135,377,691)
153,849,579
69.7
Total Long-Term
Investments
(Cost $187,976,742)
219,984,755
99.7
Total Investments in
Securities
(Cost $187,976,742) $ 219,984,755 99.7
Assets in Excess of
Other Liabilities 644,571 0.3
Net Assets $ 220,629,326 100.0

PORTFOLIO OF INVESTMENTS
as of February 28, 2026 (Unaudited) (continued)
2
Voya Target
Retirement 2045 Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of February 28, 2026 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
February 28, 2026
Asset Table
Investments, at fair value
Exchange-Traded Funds $ 66,135,176 $ — $ — $ 66,135,176
Mutual Funds 153,849,579 — — 153,849,579
Total Investments, at fair value $ 219,984,755 $ — $ — $ 219,984,755
Other Financial Instruments+
Futures 20,606 — — 20,606
Total Assets $ 220,005,361 $ — $ — $ 220,005,361
Liabilities Table
Other Financial Instruments+
Futures $ (2,346) $ — $ — $ (2,346)
Total Liabilities $ (2,346) $ — $ — $ (2,346)
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended February 28, 2026, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 5/31/2025
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
2/28/2026
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya Intermediate Bond Fund -
Class R6
$ 10,788,162 $ 5,042,775 $ (1,973,461) $ 366,607 $ 14,224,083 $ 439,851 $ 37,553 $ —
Voya MI Dynamic Small Cap Fund
- Class R6
— 3,120,093 (395,916) 22,806 2,746,983 17,563 27,804 268,826
Voya Multi-Manager International
Equity Fund - Class I
15,650,120 9,122,777 (7,709,529) 689,094 17,752,462 328,416 852,236 1,239,948
Voya Small Cap Growth Fund -
Class R6
— 1,766,908 (372,970) 234,619 1,628,557 — 68,726 90,831
Voya VACS Series EME Fund
5,825,032 1,782,087 (2,701,994) 1,843,170 6,748,295 410,596 582,623 236,475
$ 32,263,314 $ 20,834,640 $ (13,153,870) $ 3,156,296 $ 43,100,380 $ 1,196,426 $ 1,568,942 $ 1,836,080
The financial statements for the above mutual fund[s] and, as applicable, ETF[s] can be found at www.sec.gov.
At February 28, 2026, the following futures contracts were outstanding for Voya Target Retirement 2045 Fund:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long Contracts:
U.S. Treasury 5-Year Note 50 06/30/26 $ 5,507,031 $ 20,606
$ 5,507,031 $ 20,606
Short Contracts:
3-month SOFR (23) 09/15/26 (5,550,762) (2,346)
$ (5,550,762) $ (2,346)

PORTFOLIO OF INVESTMENTS
as of February 28, 2026 (Unaudited) (continued)
3
Voya Target
Retirement 2045 Fund
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 32,008,013
Gross Unrealized Depreciation —
Net Unrealized Appreciation $ 32,008,013